Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000101627 | Nuveen AMT-Free Quality Municipal Income Fund
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000101627 | Nuveen Quality Municipal Income Fund
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000101627 | Nuveen AMT-Free Municipal Credit Income Fund
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000101627 | Nuveen Municipal Credit Income Fund
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000101627 | BlackRock Municipal 2030 Target Term Trust
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000101627 | Nuveen Municipal Value Fund, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000101627 | PIMCO Municipal Income Fund II
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000101627 | BlackRock MuniYield Quality Fund, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000101627 | BlackRock MuniYield Quality Fund III, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000101627 | Nuveen Municipal High Income Opportunity Fund
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000101627 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000101627 | Municipal Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000112445 | 22504
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000112445 | 23214
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000112445 | 26409
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000112445 | 26313
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000112445 | 23130
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000112445 | 750
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000112445 | 20616
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000112445 | 26889
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000112445 | 24874
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000112445 | 18419
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000112445 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000112445 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000112445 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000112445 | Government
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000112445 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000112445 | Consumer Cyclicals
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000112445 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000112445 | Consumer Non-Cyclicals
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000112445 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000112445 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000112445 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000112445 | Energy
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000112445 | Financials
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000112461 | 137
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000112461 | 21188
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000112461 | 21061
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000112461 | 20880
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000112461 | 25740
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000112461 | 2205
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000112461 | 25613
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000112461 | 25614
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000112461 | 17051
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000112461 | 25710
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000112461 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000112461 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000112461 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000112461 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000112461 | Consumer Cyclicals
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000112461 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000112461 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000112461 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000112461 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000112461 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000112461 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000176891 | 20902
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000176891 | 24144
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000176891 | 27745
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000176891 | 17200
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000176891 | 24932
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000176891 | 23184
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000176891 | 22500
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000176891 | 17582
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000176891 | 22341
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000176891 | 1856
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000176891 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000176891 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000176891 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000176891 | Government
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000176891 | Consumer Cyclicals
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000176891 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000176891 | Consumer Non-Cyclicals
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000176891 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000176891 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000176891 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000176891 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000176891 | Financials
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000176891 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000053010 | 25677
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000053010 | 7306
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000053010 | 6199
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000053010 | 8689
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000053010 | 19154
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000053010 | 19557
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000053010 | 23709
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000053010 | 7457
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000053010 | 6908
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000053010 | 549
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000053010 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000053010 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000053010 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000053010 | Miscellaneous
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000053010 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000053010 | State GO
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000053010 | Tobacco
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000053010 | Multi-Family Housing
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000053010 | Leasing COPS & Appropriations
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000053010 | Power
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000053010 | Airport
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000053010 | Toll & Turnpike
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000053010 | Local GO
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000053010 | Health
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000053010 | Education
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000053010 | Tax
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000053010 | Hospitals
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000053010 | Industrial Development Revenue
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000088892 | 25842
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000088892 | 26415
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000088892 | 25884
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000088892 | 24142
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000088892 | 26685
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000088892 | 27462
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000088892 | 26964
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000088892 | 26624
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000088892 | 25180
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000088892 | 27043
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000088892 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000088892 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000088892 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000088892 | Consumer Cyclicals
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000088892 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000088892 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000088892 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000088892 | Financials
Holdings [Line Items]
Percent of Net Asset Value	85.00%
C000053007 | 26390
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000053007 | 24706
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000053007 | 25062
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000053007 | 26256
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000053007 | 26362
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000053007 | 25355
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000053007 | 22599
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000053007 | 22439
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000053007 | 19865
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000053007 | 25815
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000053007 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000053007 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000053007 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000053007 | Miscellaneous
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000053007 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000053007 | State GO
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000053007 | Multi-Family Housing
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000053007 | Leasing COPS & Appropriations
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000053007 | Power
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000053007 | Airport
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000053007 | Toll & Turnpike
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000053007 | Local GO
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000053007 | Education
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000053007 | Tax
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000053007 | Hospitals
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000053007 | Single Family Housing
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000053007 | Water & Sewer
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000053008 | 27592
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000053008 | 23140
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000053008 | 27687
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000053008 | 26216
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000053008 | 27637
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000053008 | 27437
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000053008 | 27760
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000053008 | 27322
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000053008 | 24031
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000053008 | 14760
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000053008 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000053008 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000053008 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000053008 | Miscellaneous
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000053008 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000053008 | State GO
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000053008 | Multi-Family Housing
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000053008 | Leasing COPS & Appropriations
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000053008 | Power
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000053008 | Airport
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000053008 | Toll & Turnpike
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000053008 | Local GO
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000053008 | Education
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000053008 | Tax
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000053008 | Hospitals
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000053008 | Single Family Housing
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000053008 | Water & Sewer
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000221911 | 15130
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000221911 | 21789
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000221911 | 20263
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000221911 | 14428
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000221911 | 25552
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000221911 | 14825
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000221911 | 27278
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000221911 | 24554
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000221911 | 18939
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000221911 | 20262
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000221911 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000221911 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000221911 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000221911 | Consumer Cyclicals
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000221911 | Technology
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000221911 | Consumer Non-Cyclicals
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000221911 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000221911 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000221911 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000221911 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000221911 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000221910 | 14428
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000221910 | 21906
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000221910 | 15336
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000221910 | 13761
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000221910 | 26100
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000221910 | 25325
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000221910 | 23586
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000221910 | 14826
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000221910 | 25469
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000221910 | 22896
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000221910 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000221910 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000221910 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000221910 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000221910 | Consumer Cyclicals
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000221910 | Technology
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000221910 | Consumer Non-Cyclicals
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000221910 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000221910 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000221910 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000221910 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000119796 | 25677
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000119796 | 6908
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000119796 | 22352
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000119796 | 18213
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000119796 | 18647
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000119796 | 6071
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000119796 | 26589
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000119796 | 18853
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000119796 | 13038
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000119796 | 12587
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000119796 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000119796 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000119796 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000119796 | Miscellaneous
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000119796 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000119796 | State GO
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000119796 | Multi-Family Housing
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000119796 | Leasing COPS & Appropriations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000119796 | Power
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000119796 | Airport
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000119796 | Toll & Turnpike
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000119796 | Local GO
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000119796 | Health
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000119796 | Education
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000119796 | Tax
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000119796 | Hospitals
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000119796 | Industrial Development Revenue
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000119796 | Water & Sewer
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000119796 | Utilities - Other
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000053009 | 17600
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000053009 | 3737
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000053009 | 992
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000053009 | 15476
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000053009 | 26036
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000053009 | 18075
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000053009 | 18567
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000053009 | 17986
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000053009 | 6568
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000053009 | 24764
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000053009 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000053009 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000053009 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000053009 | Miscellaneous
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000053009 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000053009 | State GO
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000053009 | Multi-Family Housing
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000053009 | Leasing COPS & Appropriations
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000053009 | Power
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000053009 | Airport
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000053009 | Toll & Turnpike
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000053009 | Local GO
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000053009 | Education
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000053009 | Tax
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000053009 | Hospitals
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000053009 | Water & Sewer
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000053009 | Pollution Control
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000053009 | Refunded
Holdings [Line Items]
Percent of Net Asset Value	3.20%